Investment Strategy	Feb. 24, 2025
Nicholas Fixed Income Alternative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide income using short-term U.S. Treasury fixed income securities and a “defined risk option premium.” The Fund’s defined risk option premium strategy uses options on ETFs and securities indices across multiple asset classes (e.g., equities, commodities, fixed income). The Fund’s option positions will be comprised of vertical credit spreads and vertical debit spreads (described more below) that aim to capture a premium representing a combination of dividends and growth of the underlying assets.

Through the defined risk option premium strategy, two options transactions are paired together in order to create a “defined risk” trade that caps the maximum possible gains and losses from the outset. As described below, the maximum risk level of an individual option spread used by the Fund will generally vary from 1% to 3% depending on the time to expiration of the options.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Treasury fixed income securities. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Vertical Spread Strategy

As noted above, the Fund seeks to achieve its investment objective primarily by entering into options transactions that are either vertical credit spread transactions or vertical debit spread transactions.

Terms Explained:

●	“Vertical” means that the options purchased and written are in the same expiration cycle on the same underlying asset, but at different exercise (“strike”) prices.

In each vertical spread transaction, the Fund would simultaneously purchase and write (sell) put or call options on other ETFs or securities indices. In particular, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts.

Terms Explained:

●	A put is an option contract that gives the owner the right (but not the obligation) to sell a specified amount of an underlying asset at a set price within a specified time.

●	A call is an option contract that gives the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time.

●	Standardized exchange-traded options include standardized terms.

●	FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

To initiate a debit spread transaction, the Fund would buy an option closer to the money and sell another option further out-of-the-money. To initiate a credit spread transaction, the Fund would do the opposite — buy an option further from the money while selling another option closer to the money.

Terms Explained:

●	An “out of the money” call option has a strike price that is higher than the market price of the underlying asset.

●	An “out of the money” put option has a strike price that is lower than the market price of the underlying asset.

The Fund’s returns are primarily driven by the premiums received by the Fund when writing options (puts or calls) from purchasers seeking protection below a certain level of asset decline (through a put) or seeking participation in the asset price increase above a certain level (through a call). For credit spreads, the premiums of the put spreads sold (credit spread) have extrinsic value that includes any dividends paid between execution of the trade (i.e., the opening of the spread) and the expiration of the spreads. For debit spreads, buying a call spread with the long call near the money and short call out of the money creates a position that seeks to capture the potential upside of the underlying asset (growth).

Defined Risk Attributes

As noted above, the Fund’s use of vertical credit and debit spreads provides defined risk levels.

Defined Risk of Credit Spreads: For credit spreads, the risk of loss is the difference in strike prices between the two options in the spread. The Fund will enter into only those credit spreads with a 1% to 3% difference in strike prices.

Example: For credit spreads, the premiums of the put spreads sold have extrinsic value that includes the dividends paid between the execution of the trade (opening the spread) and the expiration of the spread. In particular, the maximum loss is calculated as follows: (A) 100, multiplied by (B) the number of spreads, multiplied by (C) the distance between the strike prices minus the premium received. Market losses to the Fund would occur if the underlying assets moved below the nearer to the money strike price. For example, if the Fund sold 10 credit put spreads on XYZ with strike prices of 100 (short leg) and 98 (long leg) for a .50 cent credit when XYZ is trading at 100. The maximum loss would be $1500 (i.e., 100*10*(2-0.5) = $1,500). This spread cannot lose more than $1,500. This loss would occur if XYZ traded from 100 to 98 and closed at or below 98 at expiration.

Defined Risk of Debit Spreads: For debit spreads, the maximum loss is the amount of premiums paid. Similarly, the Fund will enter into debit spreads only if the premiums paid to enter into such spreads is less than 3% of the notional value of the spread.

Portfolio Construction

The Fund will enter into particular debit spread transactions and/or credit spread transactions based upon the view of the Adviser and/or the Fund’s sub-adviser, Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”), of the transaction’s risk/return profile and its view of the underlying metrics. The Adviser’s and Sub-Adviser’s selection of option positions will be based on their outlook of the broader economic and market environments, the probability of success using option-based metrics, and the appropriateness of risk taken by the position within the Fund’s limits. For yield-focused ETFs, indices, and assets classes, the Adviser and Sub-Adviser generally will use the defined risk option premium strategy to seek to generate a return that mirrors the dividend of the underlying reference security. For non-yield-focused asset classes (e.g., gold), the Adviser and Sub-Adviser will decide based on their view of the economic and market environments. The Adviser and Sub-Adviser will then choose particular credit spread and/or debit spreads based on their view as to which offers the most advantageous risk/reward characteristics.

The Fund typically writes index put options and call options with weekly, monthly, and quarterly expirations. The Fund will generally have up to ten credit spreads at any given time, with up to 20% exposure to a single ETF or index credit spread (measured at the time of purchase). The Fund’s aggregate options value will generally represent between 1% to 10% of the Fund’s net assets.

The Fund’s assets will also be invested in Treasury Bills, cash and cash equivalents to, among other things, act as collateral for any margin requirements. Due to the nature of the Fund’s options strategy, the Fund’s Treasury Bills, cash and cash equivalent holdings may comprise 90% or more of the Fund’s net assets.

The Fund will limit the use of leverage by ensuring that the aggregate notional value of the underlying ETFs or indexes (as measured by the strike price of the options) of the put options sold will not exceed the Fund’s total net assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Treasury fixed income securities.
Nicholas Global Equity and Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate current income. The Fund’s strategy includes two components: (i) holding shares of unaffiliated passively managed ETFs that seek to provide exposure to a range of global equity securities (“Index ETFs”) and (ii) selling daily index credit call spreads (“Index Call Spreads”) on one or more US equity indices. In addition, in some instances, the Fund may invest in individual securities rather than an Index ETF (as described below). The Fund will also hold U.S. Treasury securities. The Fund’s daily credit call spread strategy consists of selling a call option and simultaneously buying another call option at a higher strike price for income generation.

The Fund’s investment approach is designed to generate income through option premiums derived from selling Index Call Spreads, which will be the primary driver of the Fund’s yield.

●	Global Equity Component: The Fund will typically invest in broad-based, passively managed Index ETFs that seek to track the performance of particular equity market indices. The indices may consist of U.S. market indices, indices concentrating on one or more developed and emerging markets outside of the U.S., or global indices (individually, an “Index,” and collectively, the “Indices”). In addition, the Fund may invest in a representative sampling of individual securities that comprise a particular Index ETF, rather than invest directly in the Index ETF.

●	Index Call Spreads Component: The Fund’s Index Call Spreads will generally be based on U.S. Indices. The Fund generally uses U.S. Indices (rather than non-U.S. Indices) due to the improved liquidity and pricing in options on U.S. Indices versus non-U.S. Indices.

Global Equity Component

The Fund’s Index ETF holdings (and representative samplings of individual securities) are designed to generally permit the Fund to participate in upside appreciation in global equity markets. However, this investment strategy also exposes the Fund to potential losses during downward movements in global equity markets.

Generally, the Fund will hold four to six Index ETFs (or representative samplings of four to six Index ETFs), approximately equally weighted. At least two of the Fund’s Index ETF holdings (or sets of representative samplings) will predominantly track the performance of foreign securities. If determined to be more cost-effective, rather than invest in one or more particular Index ETFs, the Fund may instead invest in a representative sampling of an Index ETF’s holdings (e.g., the top 10 to 15 individual companies then held by the relevant Index ETF).

If there are market or economic factors impacting any of one or more Index ETFs, the Adviser and/or the Fund’s sub-adviser, Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”), may decide to increase or decrease the Fund’s allocation to the impacted Index ETFs (or individual securities holdings when applicable). For example, if a particular global market shows strong momentum, the Adviser and/or Sub-Adviser may increase the allocation to that market. If interest rates were spiking, the allocation to another Index ETF might be reduced if it is more sensitive to rate changes. In the case of a geopolitical event, exposure to a certain Index ETF (or representative sampling) may be reduced if it is more sensitive to external factors.

The Fund’s overall portfolio allocation will include an allocation to one or more Index ETFs and/or individual securities holdings that, in the aggregate, hold both U.S. and foreign securities.

Dividends paid by the Fund’s Index ETF holdings (and any individual security holdings) will contribute to the Fund’s income generation.

Index Call Spreads Component

The Fund will sell credit call spreads on one or more Indices to generate net income from the options premiums. The Fund will typically sell Index Call Spreads on U.S. Indices.

The Fund will focus on options with expirations of one month or less. This involves selling call options at a strike price at or near the money and buying call options above that strike price.

The Fund’s options contracts will:

●	Generate current income from option premiums.

●	Limit the Fund’s indirect participation in gains, if any, of the Indices’ value. That is, if a particular Index’s value increases, the Fund will miss out on the portion of the gain up to the strike price of the purchased call option; however, the Fund will participate in gains beyond the strike price of the purchased call option.

Note that a missed gain on an Index increasing in value may exceed the value of income received from the options premium. The Fund’s Index Call Spreads strategy is most likely to generate income when the reference Index is flat or decreasing.

Treasuries

The Fund will also hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Index Call Spreads Component and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the value of a particular Index or Indices.

●	The Fund seeks to participate in some of the potential gains experienced by increases in the value of the Indices in which it then-currently invests via Index ETFs or a representative sampling of individual securities.

●	Due to the nature of the Fund’s Index Call Spreads Component, the Fund will often not participate in a portion of the gains of an Index and instead generate income from the option positions on that index

That is, although the Fund will not fully participate in gains in the value of an Index, the Fund’s portfolio is designed to generate income and benefit if its Index ETF holdings (and any individual security holdings) appreciate in value.

An investment in the Fund is not an investment in any Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if an Index or security in which it then-invests loses value, which may not be offset by income received by the Fund.

The Fund’s Use of Index Option Contracts

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund will earn net premium income, with an opportunity to gain from the time decay of options.

Fund Portfolio

The Fund’s portfolio is comprised mainly of:

●	Shares of four to six passively-managed equity ETFs (or representative samplings of such ETFs) that track an Index.

●	Sold Index call option contracts on U.S. Indices, in each case, generally at or near the money.

●	Bought Index call options contracts, on U.S. Indices, in each case, with strike prices above the strike prices of the sold options.
●	Limited holdings of U.S. Treasury Securities and Cash (typically, less than 10% of Fund assets) for collateral and income generation.

Nicholas Global Equity and Income ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of an Index)	Investment Terms	Expected Target Maturity
Index ETF shares	N/A	N/A
Shares of Individual Companies	N/A	N/A
Sold call option contracts

“at (or near)-the money” (i.e., the strike price is equal to or near the then-current price of an Index at the time of sale)

Sold call option contracts provide inverse exposure (i.e., when selling a call option, the Fund benefits if the reference Index goes down) to the full extent of any increases in the value experienced by the Index minus the premium received. While the positions will offset in terms of indices, the notional values may not always fully offset.

Typically, 1 day, but may extend to one-week expiration dates
Bought call option contracts

“out-the-money” (i.e., the strike price is above the then-current price of an Index at the time of sale).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Index above the option’s strike price.

Typically, 1 day, but may extend to one-week expiration dates
U.S Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will also generate income. The Fund will generally hold US Treasuries to maturity.	6-month to 2-year maturities at the time of purchase.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy may result in high portfolio turnover.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide exposure to global equity securities and/or that generate income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide exposure to global equity securities and/or that generate income.